Transactions with related parties (Details) € in Thousands						6 Months Ended			12 Months Ended
	Nov. 18, 2018	Nov. 14, 2018	Dec. 30, 2014 USD ($)	Mar. 21, 2014	Nov. 18, 2013 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related party transaction
Management fees-related party						$ 3,168,000		$ 3,076,000
Charter hire commissions						811,000		826,000
Due from related party						1,350,000		1,350,000	$ 1,350,000
Due to related party						458,000			1,472,000
Annual executive services fee						$ 291,000		296,000
Foreign currency exchange rate						1.0812
Administrative service fee						$ 60,000		60,000
Dynagas Holding Ltd
Related party transaction
Daily management fee						$ 2,900		2,800
Master Agreement
Related party transaction
Daily management fee										$ 2,750,000
Management fees annual upward percentage adjustment										3.00%
Administrative services days termination notice										6 months
Related party transaction, terms and manner of settlement						5%	5%
Management fees-related party						$ 3,168,000		3,076,000
Charter hire commission payable to the management company						1.25%	1.25%
Charter hire commissions						$ 811,000		826,000
Due from related party						1,350,000		1,350,000
Dynagas Ltd | Working capital advances
Related party transaction
Due to related party						74,000			836,000
$30 million sponsor facility | Dynagas Holding Ltd
Related party transaction
Revolving credit facility borrowing capacity					$ 30,000,000
Debt instrument term					5 years
Amount drawn						0			$ 0
$30 million extended sponsor facility
Related party transaction
Debt instrument term		5 years
Executive services agreement
Related party transaction
Annual executive services fee						$ 582,000	€ 538
Executive services agreement initial term
Related party transaction
Executive services agreement duration period				5 years
Executive services agreement automatic renewal
Related party transaction
Executive services agreement duration period	5 years
Administrative services agreement
Related party transaction
Administrative services days termination notice						120 days	120 days
Administrative service fee						$ 60,000		$ 60,000
Administrative services agreement | Monthly fee
Related party transaction
Administrative service fee			$ 10,000